UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI Institutional International Trust
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
December 31, 2004

________________________________________________________________
                                                  Market Value
Description                           Shares     ($ Thousands)
________________________________________________________________
COMMON STOCK -- 96.6%
AUSTRALIA -- 2.8%
  Alumina                              282,900    $      1,317
  Amcor                                241,700           1,393
  Australia & New Zealand Banking
     Group                             181,281           2,926
  BHP Billiton                       1,978,900          23,796
  BlueScope Steel                      225,000           1,455
  Brambles Industries                  166,105             905
  Foster's Group                       314,425           1,427
  Insurance Australia Group            335,081           1,689
  National Australia Bank              667,966          15,091
  Newcrest Mining                      689,170           9,427
  Promina Group                        365,800           1,549
  QBE Insurance Group                  933,565          11,234
  Rinker Group                         270,379           2,257
  Telstra                            1,807,305           6,956
  Wesfarmers                            53,500           1,669
  Woolworths                           149,500           1,759
                                                  ____________
                                                        84,850
                                                  ____________
AUSTRIA -- 0.6%
  Erste Bank der Oesterreichischen
     Sparkassen                         44,800           2,393
  OMV                                   36,200           5,454
  Telekom Austria                      540,944          10,257
                                                  ____________
                                                        18,104
                                                  ____________
BELGIUM -- 0.9%
  Belgacom                              16,500             713
  Delhaize Group                        76,500           5,818
  Fortis*                              179,045           4,957
  InBev                                256,500           9,951
  KBC Bancassurance Holding             55,700           4,278
  UCB                                   26,521           1,348
                                                  ____________
                                                        27,065
                                                  ____________
BRAZIL -- 0.2%
  Cia de Saneamento Basico do
     Estado de Sao Paulo            12,120,000             718
  Cia Vale do Rio Doce ADR*            108,000           3,133
  Gerdau ADR*                           61,500           1,107
  Uniao de Bancos Brasileiros GDR       45,700           1,450
                                                  ____________
                                                         6,408
                                                  ____________
CANADA -- 2.1%
  Abitibi-Consolidated (A)             177,600           1,224
  Alcan (A)                            210,800          10,345
  ATI Technologies*                    197,100           3,822
  Bank of Nova Scotia (A)              213,600           7,256
  Cameco (A)                            72,900           2,553
  Great-West Lifeco (A)                 57,400           1,279
  Inco                                  86,700           3,189
  Manulife Financial (A)               112,100           5,183
  PetroKazakhstan                      151,300           5,613
  Potash Sask                           38,500           3,205
  Research In Motion*                   67,300           5,547
  Royal Bank of Canada (A)              94,627           5,074
  TELUS                                 84,800           2,459
  Thomson (A)                          196,600           6,936
                                                  ____________
                                                        63,685
                                                  ____________
________________________________________________________________
                                                  Market Value
Description                           Shares     ($ Thousands)
________________________________________________________________
CHINA -- 0.2%
  China Petroleum & Chemical         2,176,000    $        896
  China Telecom                     15,044,000           5,516
                                                  ____________
                                                         6,412
                                                  ____________
DENMARK -- 0.5%
  Danske Bank (A)                      110,300           3,381
  Novo-Nordisk*                        187,000          10,217
  TDC*                                  60,000           2,541
                                                  ____________
                                                        16,139
                                                  ____________
FINLAND -- 0.3%
  Kesko (A)*                            48,600           1,186
  Nokia*                               538,503           8,505
  UPM-Kymmene (A)*                      50,100           1,114
                                                  ____________
                                                        10,805
                                                  ____________
FRANCE -- 10.0%
  Accor (A)                             59,800           2,618
  Air Liquide (A)                       30,015           5,549
  Assurances Generales de
     France (A)                        231,700          17,306
  AXA                                  694,400          17,159
  BNP Paribas                          240,403          17,417
  Bouygues (A)                         393,900          18,204
  Carrefour                             29,600           1,410
  Cie Generale D'Optique Essilor
     International (A)                  34,200           2,680
  Credit Agricole (A)                   76,363           2,304
  Dassault Systemes (A)                230,000          11,599
  France Telecom                     1,052,071          34,836
  Groupe Danone                        206,800          19,100
  L'Oreal                               34,700           2,634
  Lagardere S.C.A. (A)                 147,250          10,628
  Publicis Groupe (A)                  245,800           7,968
  Renault                              159,394          13,335
  Sanofi-Aventis                       610,034          48,758
  Schneider Electric                    59,200           4,120
  Societe Generale                     124,868          12,636
  Total (A)                            182,400          39,842
  Vinci (A)                             70,200           9,427
  Vivendi Universal*                   295,200           9,425
                                                  ____________
                                                       308,955
                                                  ____________
GERMANY -- 7.0%
  Allianz                               35,900           4,763
  BASF                                 200,200          14,422
  Bayer (A)                            129,395           4,386
  Bayerische Hypo-und Vereinsbank*     752,600          17,084
  Bayerische Motoren Werke             170,830           7,709
  Celesio                               63,500           5,165
  Continental                          136,400           8,664
  DaimlerChrysler                      282,600          13,544
  Deutsche Bank                         27,800           2,468
  Deutsche Boerse                       46,300           2,787
  Deutsche Telekom (A)*                798,023          18,061
  E.ON                                 106,600           9,717
  HeidelbergCement                      42,300           2,547
  Hypo Real Estate Holding*             77,150           3,198
  Infineon Technologies*               819,486           8,889
  Linde                                 65,349           4,091
  MAN (A)                               98,000           3,775
  Merck KGaA                            47,200           3,248


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
December 31, 2004

________________________________________________________________
                                                  Market Value
Description                           Shares     ($ Thousands)
________________________________________________________________
  Metro                                173,100    $      9,527
  Muenchener
      Rueckversicherungs (A)            62,421           7,674
  SAP                                   58,800          10,502
  SAP ADR                                4,900             217
  Siemens                              526,009          44,600
  ThyssenKrupp (A)                      79,000           1,740
  TUI (A)                               86,500           2,048
  Volkswagen (A)                        82,600           3,744
                                                  ____________
                                                       214,570
                                                  ____________
HONG KONG -- 0.7%
  China Mobile                       2,108,000           7,146
  CNOOC                              9,723,500           5,223
  Esprit Holdings                      274,000           1,657
  Hang Lung Properties (A)           1,264,000           1,951
  Hang Seng Bank (A)                    97,600           1,356
  Li & Fung                          1,400,000           2,360
  Swire Pacific, Cl A                  151,300           1,265
                                                  ____________
                                                        20,958
                                                  ____________
HUNGARY -- 0.1%
  Mol Magyar Olaj - es Gazipari         39,300           2,764
                                                  ____________
INDIA -- 0.1%
  ICICI Bank                           180,000           1,535
  Infosys Technologies ADR*             24,200           1,677
  Punjab National Bank                  90,000             840
                                                  ____________
                                                         4,052
                                                  ____________
IRELAND -- 0.9%
  Anglo Irish Bank                     459,000          11,168
  CRH                                  132,057           3,536
  Depfa Bank                           237,000           3,978
  Elan ADR*                            285,000           7,767
                                                  ____________
                                                        26,449
                                                  ____________
ISRAEL -- 0.0%
  Bank Hapoalim                        445,000           1,501
                                                  ____________
ITALY -- 3.4%
  Banca Popolare di Milano             482,900           4,280
  Enel                               1,574,900          15,477
  ENI-Ente Nazionale Idrocarburi     1,388,881          34,774
  Sanpaolo IMI                         954,500          13,752
  Telecom Italia                     1,859,710           7,609
  Telecom Italia RNC                 4,817,101          15,649
  UniCredito Italiano                2,193,545          12,612
                                                  ____________
                                                       104,153
                                                  ____________
JAPAN -- 21.5%
  Advantest (A)                         34,900           2,994
  Aeon                                 328,800           5,487
  Aiful                                 46,350           5,098
  Asatsu-DK                             69,300           1,951
  Bank of Yokohama                     881,000           5,554
  Bridgestone                           23,000             458
  Canon                                724,282          39,087
  Central Japan Railway                    142           1,160
  Chubu Electric Power                  37,700             905
  Dai Nippon Printing                  931,000          14,937
  Daito Trust Construction (A)          45,600           2,167
  Daiwa House Industry                 195,000           2,217
  Daiwa Securities Group               142,000           1,025
________________________________________________________________
                                                  Market Value
Description                           Shares     ($ Thousands)
________________________________________________________________
  eAccess (A)*                           5,770    $      5,096
  East Japan Railway                       976           5,429
  Fanuc                                 56,500           3,694
  Fast Retailing                        49,700           3,783
  Fuji Photo Film                      427,100          15,589
  Fuji Television Network                  734           1,590
  Furukawa Electric (A)*               260,000           1,441
  Hirose Electric                       47,100           5,507
  Hitachi (A)                        3,616,900          25,061
  Honda Motor (A)                      150,200           7,783
  Hoya                                  17,000           1,920
  Index (A)                              1,770           4,871
  Isetan                               237,700           2,772
  Ito-Yokado                           278,000          11,666
  Itochu*                              765,000           3,539
  Japan Airlines System (A)*           261,000             757
  Japan Tobacco                            448           5,115
  JFE Holdings (A)                     415,300          11,855
  Kansai Electric Power                700,600          14,221
  Kao                                  456,000          11,659
  Kobe Steel                           730,000           1,119
  Komatsu                            2,851,000          19,949
  Konica Minolta Holdings              206,000           2,734
  Kyocera (A)                          246,900          19,011
  Lawson                               114,500           4,224
  Matsushita Electric Industrial     1,156,000          18,344
  Millea Holdings                        1,691          25,084
  Mitsubishi (A)                       285,200           3,685
  Mitsubishi Estate (A)              1,060,900          12,424
  Mitsubishi Heavy Industries          445,000           1,264
  Mitsubishi Tokyo Financial
     Group (A)                           1,940          19,690
  Mitsui                               173,000           1,552
  Mitsui Fudosan                       264,000           3,208
  Mitsui OSK Lines                   1,195,000           7,172
  Mitsui Sumitomo Insurance            835,000           7,252
  Murata Manufacturing                  37,900           2,119
  NEC (A)                            1,219,000           7,578
  Nidec (A)                             19,200           2,340
  Nikko Cordial                        349,000           1,849
  Nikon (A)                            150,000           1,853
  Nintendo                              20,900           2,625
  Nippon Electric Glass                 82,000           2,097
  Nippon Meat Packers                  226,000           3,063
  Nippon Telegraph & Telephone           1,263           5,670
  Nissan Motor (A)                   2,280,800          24,796
  Nitto Denko                           36,400           1,996
  Nomura Holdings                      530,000           7,727
  NTT DoCoMo                             2,106           3,884
  OJI Paper                             76,000             436
  Oriental Land                        149,600          10,395
  ORIX (A)                             173,200          23,528
  Osaka Gas                          1,324,000           4,135
  Promise                               94,550           6,754
  Ricoh                                 81,000           1,563
  Rohm                                  93,100           9,631
  Sankyo                               189,400           4,279
  Sega Sammy Holdings (A)*              42,700           2,346
  Sekisui House                        255,000           2,971
  Shimamura                             17,300           1,263
  Shionogi                             193,000           2,669
  SMC                                   29,400           3,366
  Softbank (A)                          29,100           1,417
  Sompo Japan Insurance                147,000           1,498
  Sony (A)                             472,600          18,264
  Sumitomo (A)                         490,000           4,227
  Sumitomo Chemical                    531,000           2,601

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
December 31, 2004

________________________________________________________________
                                                  Market Value
Description                           Shares     ($ Thousands)
________________________________________________________________
  Sumitomo Forestry                    204,000    $      2,049
  Sumitomo Heavy Industries*           358,000           1,331
  Sumitomo Mitsui Financial
     Group (A)                           3,647          26,515
  Suzuki Motor (A)                     250,000           4,567
  Takeda Pharmaceutical                 63,900           3,218
  Tanabe Seiyaku                       119,000           1,226
  TDK                                   18,400           1,363
  Tokyo Electric Power                 168,000           4,123
  Tokyo Electron                        84,800           5,222
  Tokyo Gas (A)                      2,485,000          10,185
  Toyota Motor                         490,000          19,940
  Trend Micro                          152,700           8,241
  UFJ Holdings*                          2,572          15,587
  Uni-Charm                             31,500           1,509
  Yahoo Japan (A)*                         276           1,325
  Yamada Denki (A)                      48,600           2,082
  Yamanouchi Pharmaceutical            226,600           8,823
  Yamato Transport (A)                 257,800           3,824
                                                  ____________
                                                       663,170
                                                  ____________
LUXEMBOURG -- 0.4%
  Arcelor*                             368,000           8,488
  SES GLOBAL FDR                       291,700           3,767
                                                  ____________
                                                        12,255
                                                  ____________
MEXICO -- 0.4%
  America Movil, Ser L ADR             231,300          12,109
  Telefonos de Mexico, Ser L ADR        41,000           1,571
                                                  ____________
                                                        13,680
                                                  ____________
NETHERLANDS -- 6.9%
  ABN AMRO Holding                   1,456,554          38,587
  Aegon                                586,830           8,000
  Akzo Nobel                           180,724           7,709
  ASML Holding (A)*                     76,273           1,224
  CSM                                  118,643           3,696
  Heineken                             167,681           5,591
  Heineken Holding, Cl A               111,562           3,374
  ING Groep                          1,055,205          31,927
  Koninklijke Philips Electronics       53,600           1,421
  Reed Elsevier                         32,800             447
  Royal Dutch Petroleum                916,054          52,732
  Royal Dutch Petroleum
  (New York Shares)                     28,000           1,607
  Royal KPN                          1,448,312          13,761
  Royal Numico                          66,600           2,402
  TPG                                  392,500          10,659
  Unilever (A)                         364,072          24,412
  VNU                                  129,467           3,824
                                                  ____________
                                                       211,373
                                                  ____________
NEW ZEALAND -- 0.4%
  Telecom                            2,608,560          11,588
                                                  ____________
NORWAY -- 1.3%
  DNB                                  200,000           1,973
  Norsk Hydro (A)                      236,700          18,642
  Norske Skogindustrier (A)             34,600             748
  Statoil                              518,400           8,131
  Tandberg (A)                         703,500           8,741
  Yara International*                   41,300             544
                                                  ____________
                                                        38,779
                                                  ____________
________________________________________________________________
                                                  Market Value
Description                           Shares     ($ Thousands)
________________________________________________________________
PORTUGAL -- 0.3%
  Portugal Telecom                     659,900    $      8,162
                                                  ____________
SINGAPORE -- 0.5%
  Flextronics International*           257,000           3,551
  Singapore Telecommunications (A)   7,801,862          11,375
  United Overseas Bank                 154,000           1,302
                                                  ____________
                                                        16,228
                                                  ____________
SOUTH AFRICA -- 0.4%
  ABSA Group                           188,100           2,537
  Sanlam                               828,200           1,911
  Sasol                                322,200           6,920
  Telkom                                60,230           1,048
                                                  ____________
                                                        12,416
                                                  ____________
SOUTH KOREA -- 1.1%
  Honam Petrochemical                   12,100             565
  Hyundai Motor                         34,600           1,855
  Industrial Bank of Korea              88,000             617
  INI Steel                             74,000             965
  Kookmin Bank*                         18,900             739
  Nong Shim                              2,600             627
  POSCO                                  8,800           1,590
  Samsung Electronics                    5,720           2,489
  Samsung Electronics GDR (A) (2)      107,477          23,538
                                                  ____________
                                                        32,985
                                                  ____________
SPAIN -- 4.4%
  ACS Actividades (A)                  414,400           9,463
  Altadis (A)                           55,600           2,547
  Banco Bilbao Vizcaya
     Argentaria (A)                  1,163,500          20,638
  Banco Santander Central
     Hispano (A)                     1,657,200          20,566
  Endesa (A)                            44,500           1,046
  Iberdrola (A)                         70,500           1,792
  Inditex                              168,472           4,969
  Repsol (A)                           820,600          21,371
  Sogecable (A)*                       185,700           8,244
  Telefonica                         2,425,429          45,693
                                                  ____________
                                                       136,329
                                                  ____________
SWEDEN -- 1.7%
  ForeningsSparbanken                      500              12
  Nordea (A)                           635,176           6,404
  SKF, Cl B (A)                        100,796           4,490
  Svenska Cellulosa, Cl B (A)          122,000           5,205
  Telefonaktiebolaget LM
     Ericsson (A)*                   1,280,000           4,083
  Telefonaktiebolaget LM
     Ericsson ADR*                     384,700          12,114
  Volvo, Cl B (A)                      495,000          19,628
                                                  ____________
                                                        51,936
                                                  ____________
SWITZERLAND -- 7.7%
  Adecco (A)                            26,691           1,344
  Compagnie Financiere
     Richemont, Cl A                   285,097           9,490
  Credit Suisse Group (A)*             433,064          18,205
  Holcim                               301,136          18,141
  Micronas Semiconductor
      Holdings (A)*                     14,400             706

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
December 31, 2004

________________________________________________________________
                                                  Market Value
Description                           Shares     ($ Thousands)
________________________________________________________________
  Nestle                               142,686    $     37,331
  Novartis                           1,024,897          51,646
  Roche Holding                        167,268          19,255
  Serono, Cl B (A)                       2,260           1,489
  STMicroelectronics                   123,700           2,413
  Swiss Reinsurance                    117,664           8,392
  Swisscom (A)                          21,649           8,529
  Syngenta                              39,058           4,149
  Synthes (A)*                          16,900           1,895
  UBS                                  537,130          45,040
  Xstrata                              440,000           7,873
                                                  ____________
                                                       235,898
                                                  ____________
TAIWAN -- 0.4%
  Chunghwa Telecom ADR                 248,817           5,238
  Compal Electronics                 1,200,000           1,200
  HON HAI Precision Industry
     GDR (A)                           163,300           1,540
  Taiwan Semiconductor
     Manufacturing                     976,100           1,532
  Taiwan Semiconductor
     Manufacturing ADR (A)             441,498           3,748
                                                  ____________
                                                        13,489
                                                  ____________
THAILAND -- 0.0%
  PTT                                  199,200             887
                                                  ____________
TURKEY -- 0.0%
  Ford Otomotiv Sanayi             125,661,200             997
                                                  ____________
UNITED KINGDOM -- 19.4%
  Allied Domecq                      1,519,566          14,966
  ARM Holdings                         329,600             699
  AstraZeneca                          195,365           7,085
  AstraZeneca (SEK)                    300,986          10,938
  Aviva                                487,223           5,874
  BAA                                  240,839           2,700
  BAE Systems                          110,249             488
  Barclays                           3,194,072          35,935
  BG Group                             621,400           4,223
  BHP Billiton                       1,786,833          20,943
  BOC Group                            501,211           9,560
  BP                                 4,896,828          47,759
  Brambles Industries                  169,900             849
  British American Tobacco           1,013,202          17,459
  BT Group                           1,998,500           7,789
  Bunzl                                496,705           4,143
  Cadbury Schweppes                  3,067,827          28,566
  Carnival                             137,700           8,402
  Centrica                             570,960           2,590
  Diageo                               354,900           5,063
  DX Services*                         158,211           1,112
  GlaxoSmithKline                    1,388,635          32,579
  GUS                                  789,231          14,221
  Hays                               3,164,236           7,548
  HBOS                                 818,100          13,319
  HSBC Holdings                      1,512,801          25,530
  Imperial Tobacco Group               724,275          19,843
  Intercontinental Hotels Group        226,875           2,820
  ITV                                1,696,212           3,428
  J Sainsbury*                         600,500           3,119
  Mitchells & Butlers                  297,600           1,943
  mmO2*                              3,667,800           8,644
  National Grid Transco              2,279,037          21,703
  Pearson                              633,600           7,645
  Persimmon                            259,100           3,437
________________________________________________________________
                             Shares/Face Amount   Market Value
Description                     ($ Thousands)     ($ Thousands)
________________________________________________________________
  Prudential                         1,110,822    $      9,661
  Punch Taverns                        266,800           3,537
  Reckitt Benckiser                    766,088          23,151
  Reed Elsevier                      2,024,256          18,674
  Rentokil Initial                   1,216,219           3,450
  Rio Tinto                            418,200          12,309
  RMC Group                            314,700           5,130
  Rolls-Royce Group*                 1,085,345           5,147
  Rolls-Royce Group, Cl B*          37,724,117              74
  Royal & Sun Alliance Insurance
     Group                           1,000,000           1,488
  Royal Bank of Scotland Group         546,195          18,372
  Shell Transport & Trading            573,400           4,888
  Signet Group*                      3,811,400           8,049
  Smiths Group                         120,640           1,904
  Standard Chartered                   271,500           5,048
  Taylor Woodrow                       190,000             992
  Trinity Mirror                       115,500           1,410
  Unilever                             680,900           6,687
  Vodafone Group                    19,049,315          51,659
  Whitbread                            249,000           4,047
  Wimpey George                        404,100           3,138
  Wolseley                             260,024           4,860
                                                  ____________
                                                       596,597
                                                  ____________
Total Common Stock                                   2,973,639
  (Cost $2,339,620) ($ Thousands)                 ____________


CORPORATE OBLIGATIONS (B)(C) -- 9.8%
United States -- 9.8%
  Dorada Capital
    2.390%, 01/31/05               $    25,000          25,002
  K2 Funding
    2.055%, 06/01/05                    30,000          30,000
  Lakeside Funding
    2.400%, 01/10/05                    30,000          30,000
  Leek Finance, Ser 14A, Cl A1
    2.413%, 12/21/05                    24,255          24,255
  Liberty Lighthouse
    2.540%, 05/13/05                    15,000          15,009
  Links Finance
    2.075%, 06/07/05                    30,000          29,997
  Orchard Structured Finance CDO,
    Ser 2003-1A, Cl A1MM
    2.410%, 11/18/38                    27,616          27,616
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AMM1
    2.468%, 01/25/35                    20,000          20,000
  Sigma Finance
    2.050%, 06/03/05                    25,000          25,000
  Tango Financial
    1.085%, 05/06/05                    30,000          30,000
  Wachovia Asset Securitization,
     Ser 2004-HM1A, Cl A
    2.398%, 11/25/34                    20,000          20,000
  Whistlejacket Capital
    2.055%, 05/16/05                    25,000          25,000
                                                  ____________
Total Corporate Obligations                            301,879
  (Cost $301,879) ($ Thousands)                   ____________


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
December 31, 2004

________________________________________________________________
                             Shares/Face Amount   Market Value
Description                     ($ Thousands)     ($ Thousands)
________________________________________________________________
COMMERCIAL PAPER (B)(D)  -- 3.2%
UNITED STATES -- 3.2%
  Ajax Bambino Funding
    2.400%, 01/24/05               $    25,000    $     24,962
  Bavaria TRR
    2.330%, 01/14/05                    25,000          24,979
  Freedom Park Capital
    2.330%, 01/05/05                    25,000          24,994
  Main Street Warehouse Funding
    2.410%, 01/07/05                    25,000          24,990
                                                  ____________
Total Commercial Paper                                  99,925
  (Cost $99,925) ($ Thousands)                    ____________


PREFERRED STOCK -- 0.5%
AUSTRALIA -- 0.1%
  News*                                 76,210           1,422
                                                  ____________
BRAZIL -- 0.2%
  Cia Vale do Rio Doce ADR              49,200           1,200
  Petroleo Brasileiro                   59,000           2,158
  Suzano Bahia Sul Papel e
  Celulose*                            126,000             651
  Usinas Siderurgicas de Minas
     Gerais*                            38,500             782
                                                  ____________
                                                         4,791
                                                  ____________
GERMANY -- 0.2%
  Porsche                               11,390           7,268
                                                  ____________
Total Preferred Stock                                   13,481
  (Cost $10,327) ($ Thousands)                    ____________


CONVERTIBLE BONDS -- 0.2%
Cayman Islands -- 0.2%
  SMFG Finance
    2.250%, 07/11/05                   249,000           5,791
                                                  ____________
SWITZERLAND -- 0.0%
  Credit Suisse Group
    6.000%, 12/23/05                       186             223
                                                  ____________
Total Convertible Bonds                                  6,014
  (Cost $2,625) ($ Thousands)                     ____________


U.S. TREASURY OBLIGATION -- 0.1%
UNITED STATES -- 0.1%
  U.S. Treasury Bills (1)
    1.755%, 02/24/05                     2,752           2,744
                                                  ____________
Total U.S. Treasury Obligation                           2,744
  (Cost $2,746) ($ Thousands)                     ____________


CASH EQUIVALENTS -- 3.8%
  Barclays Global Investors Funds,
     Prime Money Market Fund (B)    49,270,287          49,270
  Morgan Stanley Liquidity
     Prime #3 Fund (B)                 100,000             100
  One Group Institutional
     Prime Money Market Fund (B)       100,470             100
  SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A (E)                       46,944,012          46,944

________________________________________________________________
                             Shares/Face Amount   Market Value
Description                     ($ Thousands)     ($ Thousands)
________________________________________________________________
  The Reserve Funds, Primary Fund,
     Cl 8 (B)                       20,865,849    $    20,866
                                                  ____________
Total Cash Equivalents                                117,280
  (Cost $117,280) ($ Thousands)                   ____________

REPURCHASE AGREEMENTS (B) -- 3.7%
Barclays Capital
  2.150%, dated 12/31/04, to
  be repurchased on 01/03/05,
  repurchase price $15,002,688
  (collateralized by various
  FNMA Obligations, ranging in
  par value $562,000-$14,744,000,
  2.161%-3.250%, 01/10/05-
  01/15/08; with total market
  value $15,300,658)            $       15,000          15,000
Deutsche Bank
  2.150%, dated 12/31/04, to
  be repurchased on 01/03/05,
  repurchase price $25,004,479
  (collateralized by a FNMA
  obligation, par value
  $25,746,000, 2.571%,
  05/15/05; with total market
  value $25,500,126)                    25,000          25,000
Lehman Brothers
  2.280%, dated 12/31/04, to
  be repurchased on 01/03/05,
  repurchase price $75,014,250
  (collateralized by various
  FNMA obligations, ranging in
  par value $1,525,000-
  $3,638,438, 5.000%-12.500%,
  12/01/07-11/01/34; with total
  market value $76,500,310)             75,000          75,000
                                                  ____________
Total Repurchase Agreements                            115,000
  (Cost $115,000) ($ Thousands)                   ____________

TOTAL INVESTMENTS -- 117.9%
  (Cost $2,989,402)+ ($ Thousands)                $  3,629,962
                                                  ============

         Percentages are based on Net Assets of $3,077,690,355.

*        Non-Income Producing Security

(1) Securities pledged as collateral on open futures contracts. The rate reported is the effective yield at the time of purchase.

(2) Security sold with terms of a private placement memorandum, exempt from registration under Section144a of the Securites Act of 1933. As of December 31,
         2004, the total value of this security was $23,537,463, representing 0.76% of net assets.

(A) This security or a partial position of this security is on loan at December 31, 2004. The total value of securities on loan at December 31, 2004 was $559,503,489 .

(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2004 was $587,140,339.

(C) Floating Rate Security -- the rate reflected on the Schedule of Investments is the rate in effect on December 31, 2004.

(D) The rate reported is the effective yield at time of purchase.

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
December 31, 2004

________________________________________________________________

Description
________________________________________________________________
(E) Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25 % of the investing Fund's total assets.

ADR      -- American Depository Receipt
Cl       -- Class
FDR      -- Fiduciary Depositary Receipt
FNMA     -- Federal National Mortgage Association
GDR      -- Global Depositary Receipt
NY       -- New York
SEK      -- Swedish Krona
________________________________________________________________

Description
________________________________________________________________
Ser      -- Series

+ At December 31, 2004, the tax basis cost of the Fund's investments was $2,989,402,020 , and the unrealized appreciation and depreciation were $689,696,221 and $(49,136,278), respectively.

         For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


The Fund had future contracts open as of December 31, 2004:

-------------------------------------------------------------------------------------
                                                                          Unrealized
Contract                  Number of          Contract     Expiration   Appreciation/
                                                Value           Date  (Depreciation)
Description              Contracts      ($ Thousands)                  ($ Thousands)
-------------------------------------------------------------------------------------
DJ Euro Stoxx Long              536        $   21,478     March 2005           $ 164

FT-SE 100 Index Long            186            17,132     March 2005             207

Hang Seng Index Long             13             1,189   January 2005             (6)

SPI 200 Index Long               58             4,610     March 2005              74

Topix Index Long                127            14,222     March 2005             443
                                                                      ---------------
                                                                               $ 882
                                                                      ===============



--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Equity Fund
December 31, 2004

________________________________________________________________
                                                 Market Value
Description                           Shares     ($ Thousands)
________________________________________________________________
COMMON STOCK -- 91.7%
ARGENTINA -- 0.4%
  IRSA Inversiones y
     Representaciones GDR (C)*         309,500    $      3,482
  Telecom Argentina ADR*                51,800             568
  Telecom Argentina, Ser B  ADR*        23,000             252
                                                  ____________
                                                         4,302
                                                  ____________
BRAZIL -- 5.8%
  Aracruz Celulose ADR                  24,443             922
  Banco Bradesco ADR (C)                28,500             714
  Banco do Brasil                       58,495             716
  Banco do Brasil ADR*                  13,911             162
  Banco Itau Holding Financeira
     ADR (C)                            28,200           2,120
  Brasil Telecom Participacoes ADR      64,700           2,468
  Braskem ADR                           34,000           1,733
  Cia Brasileira de Distribuicao
     Grupo Pao de Acucar ADR           180,034           4,609
  Cia de Saneamento Basico do
     Estado de Sao Paulo            79,757,155           4,728
  Cia de Saneamento Basico do
     Estado de Sao Paulo ADR            92,070           1,378
  Cia Energetica de Minas Gerais
     ADR                               115,700           2,839
  Cia Siderurgica Nacional ADR          49,000             937
  Cia Vale do Rio Doce ADR             433,569          10,951
  CPFL Energia ADR*                     25,000             497
  Diagnosticos da America*              34,300             309
  Diagnosticos da America ADR*          14,000             378
  Empresa Brasileira de Aeronautica
     ADR (C)                            84,820           2,836
  Grendene*                            121,775           1,444
  Natura Cosmeticos                     19,700             575
  Petroleo Brasileiro ADR (C)          470,089          18,700
  Tele Norte Leste Participacoes
     ADR                               141,935           2,394
  Telecomunicacoes Brasileiras ADR      51,360           1,653
  Telesp Celular Participacoes ADR      35,636             242
  Tim Participacoes ADR (C)            203,179           3,133
  Uniao de Bancos Brasileiros GDR       31,300             993
                                                  ____________
                                                        67,431
                                                  ____________
CHILE -- 1.1%
  Banco Santander Chile ADR            120,400           4,077
  Cia Cervecerias Unidas ADR (C)         7,677             194
  CorpBanca                        336,769,165           1,933
  Empresa Nacional de
     Electricidad ADR (C)               88,300           1,610
  Empresas CMPC                         11,100             263
  Enersis*                          13,413,332           2,257
  Enersis ADR*                         223,122           1,899
                                                  ____________
                                                        12,233
                                                  ____________
CHINA -- 2.4%
  Air China*                           980,000             378
  Aluminum Corp of China (C)         1,252,000             741
  Byd (C)                              476,000           1,262
  China Oilfield Services            1,964,000             600
  China Petroleum & Chemical        17,117,500           7,047
  China Shipping Development           990,000             879
  China Telecom                     13,762,800           5,046

________________________________________________________________
                                                  Market Value
Description                           Shares     ($ Thousands)
________________________________________________________________
  Datang International Power
     Generation (C)                  2,893,000    $      2,177
  Huadian Power International (C)    6,149,400           1,820
  PICC Property & Casualty (C)       4,235,000           1,471
  Ping An Insurance Group (C)        1,012,000           1,719
  Qingling Motors (C)                3,825,200             586
  Sinopec Yizheng Chemical
     Fibre (C)                       5,055,600           1,073
  Sinotrans (C)                      2,896,000             848
  Yanzhou Coal Mining                1,162,000           1,659
  ZTE                                  140,000             453
                                                  ____________
                                                        27,759
                                                  ____________
COLOMBIA -- 0.2%
  BanColombia ADR                      126,000           1,779
                                                  ____________
CROATIA -- 0.1%
  Pliva D.D. GDR (A) (C)                98,800           1,235
                                                  ____________
CZECH REPUBLIC -- 0.4%
  Cesky Telecom GDR                     91,934           1,517
  Komercni Banka                        19,227           2,817
                                                  ____________
                                                         4,334
                                                  ____________
EGYPT -- 0.9%
  Commercial International Bank
     GDR (A)                           226,200           1,436
  Mobinil-Egyptian Mobile Services      30,316             649
  Orascom Construction Industries      332,099           3,965
  Orascom Telecom*                      10,300             433
  Orascom Telecom GDR*                 126,800           2,678
  Suez Cement GDR (A)                   89,448           1,178
                                                  ____________
                                                        10,339
                                                  ____________
HONG KONG -- 2.8%
  ASM Pacific Technology (C)           377,000           1,358
  Beijing Enterprises Holdings         292,000             434
   Brilliance China Automotive
     Holdings (C)                    2,649,000             518
  China Mengniu Dairy (C)*           1,368,000           1,074
  China Merchants Holdings
     International                     821,000           1,548
  China Mobile                       3,331,300          11,293
  China Netcom Group*                2,282,500           3,098
  China Resources Enterprise         1,978,300           3,093
  CNOOC                              3,199,000           1,718
  Denway Motors                      2,128,900             760
  Giordano International             2,680,000           1,681
  GOME Electrical Appliances
     Holdings*                         464,000             421
  Shanghai Industrial Holdings       1,436,600           3,068
  Weiqiao Textile Company Limited*     377,000             594
  Yue Yuen Industrial Holdings (C)     596,500           1,642
                                                  ____________
                                                        32,300
                                                  ____________
HUNGARY -- 1.8%
  Borsodchem                            89,300             914
  Gedeon Richter (C)                    28,688           3,603
  Matav                              1,196,251           5,726
  Mol Magyar Olaj - es Gazipari         57,792           4,065
  OTP Bank                             163,701           5,045
  OTP Bank GDR (C)                      28,085           1,713
                                                  ____________
                                                        21,066
                                                  ____________

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Equity Fund
December 31, 2004

________________________________________________________________
                                                  Market Value
Description                           Shares     ($ Thousands)
________________________________________________________________
INDIA -- 7.4%
  Bharat Heavy Electricals              68,672    $      1,216
  Bharat Petroleum                     236,800           2,500
  Bharti Televentures*                 567,064           2,812
  Dr. Reddy's Laboratories              24,907             496
  Dr. Reddy's Laboratories ADR (C)     120,400           2,388
  GAIL India                           356,232           1,891
  GAIL India GDR (A)                    50,400           1,605
  Grasim Industries                    135,636           4,126
  HDFC Bank                             47,067             562
  Hindalco Industries                  110,333           3,621
  Hindalco Industries GDR (A)          108,800           3,583
  Hindustan Lever                      639,108           2,110
  Hindustan Petroleum                  313,600           2,889
  Housing Development Finance           67,952           1,198
  ICICI Bank                           220,358           1,879
  ICICI Bank ADR                        77,525           1,562
  Indian Overseas Bank               2,184,683           3,915
  Infosys Technologies                 175,110           8,415
  ITC                                   69,708           2,100
  ITC GDR (A)                           47,900           1,443
  Larsen & Toubro                       56,407           1,274
  Mahanagar Telephone Nigam          1,017,160           3,625
  Mahanagar Telephone Nigam ADR         63,650             508
  NIIT                                  51,496             213
  NIIT Technologies                     77,244             268
  Oil & Natural Gas                    471,487           8,893
  Ranbaxy Laboratories                  79,685           2,294
  Reliance Industries                  399,445           4,905
  Reliance Industries GDR (A) (C)      175,438           4,495
  State Bank of India GDR (A) (C)       80,300           2,931
  Tata Consultancy Services             78,391           2,408
  Tata Motors                          230,674           2,681
  Ultra Tech Cement                     54,530             427
                                                  ____________
                                                        85,233
                                                  ____________
INDONESIA -- 2.4%
  Astra Agro Lestari                   961,000             321
  Astra International                1,516,500           1,568
  Bank Mandiri Persero               4,993,900           1,036
  Bank Rakyat Indonesia              8,839,800           2,738
  Gudang Garam                       2,492,800           3,639
  HM Sampoerna                       7,899,000           5,659
  Indofood Sukses Makmur            18,746,200           1,616
  Indonesian Satellite               2,365,700           1,465
  Telekomunikasi Indonesia          18,512,900           9,623
  Telekomunikasi Indonesia ADR           3,400              71
                                                  ____________
                                                        27,736
                                                  ____________
ISRAEL -- 2.6%
  Bank Hapoalim                      2,092,515           7,057
  Check Point Software
    Technologies*                       98,800           2,433
  Koor Industries*                           1              --
  Lipman Electronic Engineering         44,400           1,239
  Makhteshim-Agan Industries (C)       709,768           3,815
  Super-Sol                            396,550             989
  Teva Pharmaceutical Industries        23,244             692
  Teva Pharmaceutical Industries
     ADR (C)                           465,192          13,891
                                                  ____________
                                                        30,116
                                                  ____________
MALAYSIA -- 4.0%
  Astro All Asia Networks*             404,600             575
  Berjaya Sports Toto                  394,300             421
  Gamuda                             2,236,200           3,119

________________________________________________________________
                                                  Market Value
Description                           Shares     ($ Thousands)
________________________________________________________________
  Genting                              917,900    $      4,590
  Hong Leong Bank                      747,400           1,082
  IOI                                  656,900           1,642
  Kuala Lumpur Kepong                  482,000             875
  Magnum Corp                          959,800             611
  Malakoff                           2,409,700           4,566
  Malayan Banking                      367,400           1,141
  Malaysia International Shipping      235,200             947
  Malaysia International Shipping
     (Foreign Market)                  587,200           2,364
  Maxis Communications                 814,200           2,003
  Proton Holdings*                     279,000             661
  Public Bank                        1,856,175           3,468
  Public Bank (Foreign Market)       2,217,918           4,436
  Resorts World                        591,600           1,557
  Sime Darby                         2,499,100           3,946
  Telekom Malaysia                   2,304,700           7,035
  Tenaga Nasional BHD                  559,500           1,605
                                                  ____________
                                                        46,644
                                                  ____________
MEXICO -- 5.8%
  Alfa                                 212,000           1,084
  America Movil, Ser L ADR (C)         192,862          10,096
  Cemex                                230,688           1,685
  Cemex ADR                            119,142           4,339
  Coca-Cola Femsa ADR (C)              204,300           4,854
  Consorcio ARA*                       270,800             814
  Controladora Comercial
     Mexicana (C)                    1,812,800           2,041
  Corporacion GEO, Ser B                33,000              66
  Desc, Ser B                        3,266,666             938
  Empresas ICA Sociedad
     Controladora ADR*                 365,200             895
  Fomento Economico Mexicano ADR        65,489           3,445
  Grupo Bimbo, Ser A                   178,400             451
  Grupo Carso, Ser A1                  233,439           1,256
  Grupo Continental (C)                841,400           1,615
  Grupo Financiero Banorte             408,361           2,572
  Grupo Mexico, Ser B*                  57,400             290
  Grupo Televisa ADR                    66,130           4,001
  Kimberly-Clark de Mexico,
     Ser A (C)                       1,122,331           3,876
  Telefonos de Mexico, Ser L
     ADR (C)                           481,426          18,448
  TV Azteca ADR                        113,900           1,171
  Urbi Desarrollos Urbanos (C)*        237,100           1,036
  Wal-Mart de Mexico (C)               597,109           2,052
                                                  ____________
                                                        67,025
                                                  ____________
NETHERLANDS -- 0.0%
  Efes Breweries International
     GDR (A)*                            9,200             276
  Efes Breweries International GDR*      8,600             258
                                                  ____________
                                                           534
                                                  ____________
PERU -- 0.1%
  Cia de Minas Buenaventura ADR         55,400           1,269
                                                  ____________
PHILIPPINES -- 0.5%
  ABS-CBN Broadcasting PDR           1,040,900             343
  Bank of the Philippine Islands     1,130,089           1,057
  Manila Electric (C)*               1,230,700             543
  Philippine Long Distance
     Telephone*                         45,300           1,098
  Philippine Long Distance
     Telephone ADR (C)*                 82,000           2,044

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Equity Fund
December 31, 2004

________________________________________________________________
                                                  Market Value
Description                           Shares     ($ Thousands)
________________________________________________________________
  SM Prime Holdings                    980,000    $        134
                                                  ____________
                                                         5,219
                                                  ____________
POLAND -- 0.8%
  Bank Przemyslowo-Handlowy              6,471           1,102
  KGHM Polska Miedz*                    88,696             927
  Powszechna Kasa Oszczednoski
     Bank Polski*                      151,400           1,405
  Telekomunikacja Polska               422,386           2,792
  Telekomunikacja Polska GDR           487,554           3,218
                                                  ____________
                                                         9,444
                                                  ____________
RUSSIA -- 4.1%
  LUKOIL ADR                           169,346          20,559
  Mechel Steel Group OAO ADR (C)*       39,800             889
  MMC Norilsk Nickel ADR (C)            64,702           3,591
  Mobile Telesystems ADR (C)            49,736           6,889
  OAO Gazprom ADR (C)                  137,514           4,882
  Sberbank GDR                          12,254             674
  Surgutneftegaz ADR                    18,600             697
  Unified Energy System GDR             43,120           1,225
  Vimpel-Communications ADR (C)*       210,157           7,595
  VolgaTelecom ADR                      51,800             337
                                                  ____________
                                                        47,338
                                                  ____________
SOUTH AFRICA -- 10.0%
  ABSA Group                           523,726           7,064
  Alexander Forbes                     367,361             694
  Anglo American Platinum               38,751           1,424
  Aveng                                719,592           1,533
  Barloworld                           187,529           3,538
  Bidvest Group                        211,081           3,005
  Edgars Consolidated Stores            61,565           3,303
  Gold Fields                           13,591             168
  Harmony Gold Mining                    8,984              82
  Illovo Sugar (C)                     851,840           1,172
  Impala Platinum Holdings             105,232           8,947
  Imperial Holdings                     41,110             759
  Iscor                                217,939           2,534
  JD Group                             444,400           5,348
  Liberty Group (C)                     83,490             987
  Massmart Holdings                    806,777           6,486
  Metoz Holdings*                    1,429,319             647
  MTN Group (C)                        983,058           7,590
  Nampak (C)                         1,372,725           3,813
  Naspers                              119,820           1,595
  Nedcor (C)                           642,864           8,878
  Network Healthcare Holdings          720,950             646
  Sanlam                             4,019,014           9,274
  Sappi                                389,260           5,735
  Sasol                                595,433          12,788
  Shoprite Holdings                    514,960           1,179
  Standard Bank Group                  868,456          10,143
  Steinhoff International Holdings   1,594,679           3,567
  Telkom (C)                            85,861           1,494
  Tongaat-Hulett Group                 116,800           1,120
                                                  ____________
                                                       115,513
                                                  ____________
SOUTH KOREA -- 17.1%
  Cheil Communications                     620              90
  CJ                                    44,800           3,064
  Daegu Bank                           273,940           1,905
________________________________________________________________

                                                  Market Value
Description                           Shares     ($ Thousands)
________________________________________________________________
  Daelim Industrial                     17,320    $        900
  Daewoo Shipbuilding & Marine
     Engineering                       162,100           2,411
  GS Holdings*                          49,900           1,080
  Hankook Tire                         412,010           4,060
  Hyundai Department Store              51,980           1,697
  Hyundai Development                   75,280           1,200
  Hyundai Mobis                         62,820           3,975
  Hyundai Motor                        125,250           6,715
  Industrial Bank of Korea             188,010           1,319
  INI Steel (C)                         51,340             670
  Kangwon Land (C)                     216,684           2,815
  Kia Motors                           151,610           1,596
  Kookmin Bank*                        459,980          17,996
  Kookmin Bank ADR (C)*                 63,444           2,479
  Korea Electric Power                 463,410          12,020
  Korea Fine Chemical                   10,960              94
  Korean Reinsurance                   483,080           2,191
  KT ADR (C)                           322,242           7,028
  KT&G (C)                             163,860           4,899
  LG Chem                               80,090           3,191
  LG Electronics                        48,880           3,027
  LG Engineering & Construction         18,640             513
  LG Household & Health Care (C)        39,490           1,047
  LG Philips LCD*                       33,020           1,244
  POSCO                                 38,030           6,870
  POSCO ADR                             81,950           3,649
  Pusan Bank                            44,870             345
  Samsung                               47,310             587
  Samsung Electro-Mechanics*           126,310           3,172
  Samsung Electronics                  120,400          52,396
  Samsung Fire & Marine Insurance      156,060          12,286
  Samsung SDI                           35,890           3,918
  Shinhan Financial Group              200,560           4,534
  Shinsegae                             30,347           8,340
  SK Telecom                            24,820           4,723
  SK Telecom ADR                       367,572           8,179
                                                  ____________
                                                       198,225
                                                  ____________
TAIWAN -- 13.9%
  Accton Technology                  1,143,649             570
  Advanced Semiconductor
     Engineering                     2,892,000           2,190
  Asustek Computer                   1,809,025           4,824
  AU Optronics                         625,000             905
  Benq                               1,385,000           1,595
  Catcher Technology                   682,800           2,252
  Cathay Financial Holding           2,682,000           5,501
  Cathay Financial Holding GDR (C)      38,318             786
  China Motors                       1,400,000           1,772
  China Steel                        2,695,890           3,046
  Chinatrust Financial Holding       7,999,056           9,567
  Chunghwa Telecom                   1,178,000           2,323
  Chunghwa Telecom ADR                  40,400             850
  Compal Electronics                 6,049,119           6,051
  Delta Electronics                    873,300           1,543
  Elan Microelectronics                761,169             430
  Eva Airways                        1,963,000             966
  Far Eastern Textile                2,255,000           1,815
  Far EasTone Telecommunications     2,171,000           2,638
  First Financial Holding*           2,654,000           2,278
  Formosa Chemicals & Fibre            581,000           1,109
  Formosa Plastics                   1,597,000           2,747
  Fubon Financial Holding              838,000             859
  High Tech Computer                   345,360           1,667
  HON HAI Precision Industry         3,942,531          18,288
  Kindom Construction*                 184,700              65
--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Equity Fund
December 31, 2004

________________________________________________________________
                                                  Market Value
Description                           Shares     ($ Thousands)
________________________________________________________________
  Largan Precision                     242,290    $      1,353
  Makalot Industrial*                1,009,682           1,402
  MediaTek*                          1,003,356           6,839
  Mega Financial Holding             1,016,000             702
  Nan Ya Plastic                     5,770,983           8,850
  Nien Hsing Textile                 1,134,000           1,156
  Nien Made Enterprises              1,304,320           2,058
  Optimax Technology                   648,440           1,657
  President Chain Store                899,168           1,447
  Quanta Computer                    4,433,608           7,975
  Siliconware Precision Industries   1,753,900           1,450
  Sinopac Holdings                   9,647,055           5,693
  Taiwan Cellular                    2,562,632           2,871
  Taiwan Green Point Enterprise        383,777           1,199
  Taiwan Semiconductor
     Manufacturing                  13,501,798          21,516
  Unimicron Technology                 461,558             336
  United Microelectronics           17,395,782          11,253
  United Microelectronics ADR (C)      389,295           1,374
  Yageo*                             9,529,440           3,428
  Yuanta Core Pacific Securities     1,886,272           1,435
                                                  ____________
                                                       160,631
                                                  ____________
THAILAND -- 2.9%
  Advanced Info Service (C)          1,001,300           2,758
  Asian Property Development         7,340,100             691
  Asian Property Development NVDR    2,558,500             241
  Bangkok Bank                       1,958,500           5,747
  Charoen Pokphand Foods (C)         8,803,100             857
  CP Seven Eleven                      252,100             370
  Delta Electronics                    855,000             363
  Italian-Thai Development           8,162,800           2,017
  Kasikornbank*                      3,076,334           4,434
  Krung Thai Bank                    7,698,000           1,783
  Land And Houses (C)                6,597,000           1,715
  PTT                                  378,200           1,684
  Siam Cement                          916,350           6,510
  Siam Commercial Bank*              1,644,900           2,085
  Siam Makro                           529,300             668
  Sino Thai Engineering &
     Construction*                   1,330,000             289
  Thai Airways International*        1,074,700           1,342
                                                  ____________
                                                        33,554
                                                  ____________
TURKEY -- 2.5%
  Akbank*                        1,749,732,337          10,834
  Anadolu Efes Biracilik Ve Malt
     Sanayii                        34,502,000             697
  Dogan Yayin Holding*             689,569,000           3,119
  Hurriyet Gazeteci*               394,143,504             930
  Tupras Turkiye Petrol Rafine*    347,987,000           3,535
  Turk Sise ve Cam Fabrikalari     184,869,637             510
  Turkcell Iletisim Hizmet*        129,843,781             905
  Turkiye Garanti Bankasi*        1,369,879,647          4,328
  Turkiye IS Bankasi               480,685,120           2,656
  Yapi VE Kredi Bankasi*           577,906,000           1,817
                                                  ____________
                                                        29,331
                                                  ____________
UNITED KINGDOM -- 1.5%
  Anglo American                       211,170           4,995
  Anglo American
     (South African Shares)            246,367           5,838
  BHP Billiton                         120,099           1,407
  Old Mutual                         1,365,163           3,473

________________________________________________________________
                             Shares/Face Amount   Market Value
Description                     ($ Thousands)     ($ Thousands)
________________________________________________________________
  Old Mutual (South African
     Shares)                           734,600    $      1,864
                                                  ____________
                                                        17,577
                                                  ____________
VENEZUELA -- 0.2%
  Cia Anonima Nacional Telefonos
     de Venezuela ADR                  106,329           2,381
                                                  ____________
Total Common Stock
  (Cost $805,028) ($ Thousands)                      1,060,547
                                                  ____________

PREFERRED STOCK -- 5.7%
BRAZIL -- 5.1%
  Banco Bradesco                        73,410           1,775
  Banco Itau Holding Financeira (C)     16,536           2,484
  Bradespar*                            24,300             801
  Brasil Telecom                 1,003,613,491           5,177
  Caemi Mineracao e Metalurgica*       702,000             603
  Cia de Bebidas das Americas ADR      105,676           2,994
  Cia Energetica de Minas Gerais   232,395,493           5,679
  Cia Paranaense de Energia        267,901,600           1,170
  Cia Siderurgica Belgo Mineira      1,179,500             671
  Cia Siderurgica de Tubarao         5,658,100             333
  Cia Tecidos Norte De Mina         16,751,000           1,892
  Cia Vale do Rio Doce, Cl A            32,700             790
  Duratex                           25,181,000           1,176
  Gerdau                               296,100           5,295
  Investimentos Itau                 1,669,436           2,891
  Marcopolo                            186,500             480
  Petroleo Brasileiro                   38,200           1,397
  Petroleo Brasileiro ADR (C)          365,070          13,219
  Tele Norte Leste Participacoes        75,111           1,256
  Telecomunicacoes de Sao Paulo     53,010,900           1,012
  Telemar Norte Leste                  264,979           6,739
  Telemig Celular Participacoes*   558,575,000             799
                                                  ____________
                                                        58,633
                                                  ____________
SOUTH KOREA -- 0.6%
  Hyundai Motor                         32,040             894
  Hyundai Motor (Second Preferred)     207,430           6,222
                                                  ____________
                                                        7,116
                                                  ____________
Total Preferred Stock
  (Cost $42,864) ($ Thousands)                          65,749
                                                  ____________

CORPORATE OBLIGATIONS (D)(E)-- 4.6%
UNITED STATES -- 4.6%
  Allstate Life Global Funding II
    2.392%, 01/18/05               $     3,818           3,818
  American General Finance
    2.403%, 01/06/06                     3,636           3,636
  Blue Heron Funding, Ser 6A, Cl 1
    2.453%, 05/18/05                     3,636           3,636
  CCN Independence IV
    2.472%, 07/15/05                     2,727           2,727
  CIT Group
    2.136%, 07/29/05                     2,072           2,077
  Countrywide Home Loans
    2.640%, 06/23/05                     3,818           3,818
    2.528%, 11/30/05                       727             727

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Equity Fund
December 31, 2004

________________________________________________________________
                             Shares/Face Amount   Market Value
Description                     ($ Thousands)     ($ Thousands)
________________________________________________________________
  Harwood Street Funding I, Ser
    2004-1A, Cl Note
    2.460%, 09/20/05               $     2,727    $      2,727
  K2 MTN
    2.485%, 12/12/05                     1,091           1,090
  Morgan Stanley
    2.331%, 02/06/06                     2,727           2,727
  RMAC, Ser 2004-NS2A, Cl A1
    2.380%, 06/12/05                     3,459           3,459
  SLM
    2.410%, 01/20/06                     4,546           4,546
  Saturn Ventures II
    2.422%, 02/07/05                     3,273           3,273
  Sigma Finance
    2.279%, 01/04/05                     3,818           3,818
  Wachovia Auto Owner Trust, Ser
    2004-A, Cl A1
    2.710%, 06/20/05                       214             214
  Washington Mutual Bank
    2.310%, 08/18/05                     3,273           3,273
  White Pine Finance
    2.396%, 03/11/05                     3,818           3,818
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMMA
    2.520%, 03/15/05                     3,273           3,273
                                                  ____________
Total Corporate Obligations
  (Cost $52,657) ($ Thousands)                          52,657
                                                  ____________

COMMERCIAL PAPER (D)(F) -- 1.2%
UNITED STATES -- 1.2%
  CPI Funding
    2.521%, 01/07/05                     2,575           2,574
  Golden Fish
    2.393%, 01/18/05                     5,477           5,471
  Thornburg Mortgage Capital
    2.321%, 01/05/05                     5,455           5,453
                                                  ____________
Total Commercial Paper
  (Cost $13,498) ($ Thousands)                          13,498
                                                  ____________

MASTER NOTE (D) -- 0.3%
UNITED STATES -- 0.3%
  Bear Stearns
    2.488%, 01/03/05                     3,636           3,636
                                                  ____________
Total Master Note
  (Cost $3,636) ($ Thousands)                            3,636
                                                  ____________

RIGHTS -- 0.0%
BRAZIL -- 0.0%
     Banco Bradesco,
       Expires 02/16/05*                     3              24
                                                  ____________
Total Rights
  (Cost $0) ($ Thousands)                                   24
                                                  ____________



________________________________________________________________
                             Shares/Face Amount   Market Value
Description                     ($ Thousands)     ($ Thousands)
________________________________________________________________
CASH EQUIVALENT -- 2.2%
UNITED STATES -- 2.2%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A (G)      25,919,955    $     25,920
                                                  ____________
Total Cash Equivalent                                   25,920
  (Cost $25,920) ($ Thousands)                    ____________


EQUITY LINKED WARRANT (B) -- 0.0%
INDIA -- 0.0%
  National Thermal Power*                  196             397
                                                  ____________
Total Equity Linked Warrant                                397
  (Cost $267) ($ Thousands)                       ____________


DEBENTURE BOND -- 0.0%
BRAZIL -- 0.0%
  Companhia Vale do Rio Doce*            8,352              --
                                                  ____________
Total Debenture Bond
  (Cost $0) ($ Thousands)                                   --
                                                  ____________

REPURCHASE AGREEMENTS (D) -- 3.7%
Barclays Capital
  2.250%, dated 12/31/04, to
  be repurchased on 01/03/05,
  repurchase price $6,483,053
  (collateralized by various
  FNMA obligations, ranging in
  par value $340,001-$519,092,
  1.130%-7.625%, 01/07/05-11/15/12;
  with total market value $6,611,675) $  6,482           6,482
Goldman Sachs Group
  2.230%, dated 12/31/04, to
  be repurchased on 01/03/05,
  repurchase price $36,370,503
  (collateralized by various
  U.S. Treasury obligations,
  ranging in par value
  $15,104,045-$22,256,431,
  2.000%-2.500%, 05/15/06-05/31/06;
  with total market value $37,091,131)  36,364          36,364
                                                  ____________
Total Repurchase Agreements
  (Cost $42,846) ($ Thousands)                          42,846
                                                  ____________

Total Investments -- 109.4%
  (Cost $986,716)+ ($ Thousands)                  $  1,265,274
                                                  ============

         Percentages are based on Net Assets of $1,156,665,020.

*        Non-Income Producing Security

(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of December 31, 2004, the total value of these securities was $18,102,374, representing 1.57% of the Fund's net assets.

(B)      Security considered illiquid.

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Equity Fund
December 31, 2004

________________________________________________________________________________
Description
________________________________________________________________________________

(C) This security or a partial position of this security is on loan at December 31, 2004 . The total value of securities on loan at December 31, 2004 was $108,559,602 .

(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2004 was $112,636,979.

(E) Floating Rate Security -- the rate reflected on the Schedule of Investments is the rate in effect on December 31, 2004.

(F)      The rate reported is the effective yield at time of purchase.

(G) Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25 % of the investing Fund's total assets.

ADR      -- American Depository Receipt
Cl       -- Class
FNMA     -- Federal National Mortgage Association
GDR      -- Global Depositary Receipt
MTN      -- Medium Term Note
NVDR     -- Non-Voting Depositary Receipt
PDR      -- Philippine Depositary Receipt
Ser      -- Series


         Amounts designated as "--" are either $0 or have been rounded to $0.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $986,716,078, and the unrealized appreciation and depreciation were $288,693,013 and $(10,134,664), respectively.

         For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


International Fixed Income Fund
December 31, 2004

----------------------------------------------------------------
                                   Face Amount    Market Value
Description                     ($ Thousands)(1) ($ Thousands)
----------------------------------------------------------------
GLOBAL BONDS -- 75.1%
AUSTRIA -- 1.9%
  Republic of Austria
    3.800%, 10/20/13                    14,220    $     19,619
                                                  ------------
BELGIUM -- 1.1%
  Kingdom of Belgium, Ser 31
    5.500%, 03/28/28                     7,300          11,754
                                                  ------------
CAYMAN ISLANDS -- 0.3%
  Mizuho Financial Group
    4.750%, 04/15/14                     1,900           2,703
                                                  ------------
DENMARK -- 1.3%
  Kingdom of Denmark
    6.000%, 11/15/11                    65,000          13,736
                                                  ------------
FINLAND -- 1.1%
  Government of Finland
    4.250%, 07/04/15                     7,680          10,929
                                                  ------------
FRANCE -- 10.3%
  France Telecom
    9.500%, 03/01/31                     2,560           3,438
  France Telecom, Ser E, MTN
    8.125%, 01/28/33                     1,150           2,215
  Government of France
    5.750%, 10/25/32                    28,170          47,346
    4.000%, 10/25/13                    25,000          35,039
    4.000%, 04/25/09 (A)                13,000          18,417
                                                  ------------
                                                       106,455
                                                  ------------
GUERNSEY -- 0.4%
  Credit Suisse Group Finance
    6.375%, 06/07/13                     2,720           4,339
                                                  ------------
ICELAND -- 1.7%
  Housing Finance Fund
    3.750%, 06/15/44                 1,051,503          17,847
                                                  ------------
IRELAND -- 0.3%
  Allied Irish Banks
    7.500%, 02/28/11                     1,910           3,102
                                                  ------------
ITALY -- 4.0%
  Buoni Poliennali Del Tesoro
    5.750%, 02/01/33                    13,770          22,729
  Sanpaolo IMI, Ser E, MTN
    6.375%, 04/06/10                     4,300           6,654
  UniCredito Italiano, Ser 1, MTN
    6.000%, 03/16/11                     7,700          11,845
                                                  ------------
                                                        41,228
                                                  ------------
JAPAN -- 17.2%
  Government of Japan 10 Year
    Bond, Ser 242
    1.200%, 09/20/12                 5,667,000          55,744
  Government of Japan 10 Year
    Bond, Ser 256
    1.400%, 12/20/13                 6,283,000          61,832
  Government of Japan 20 Year
    Bond, Ser 72
    2.100%, 09/20/24                 3,812,000          37,694

----------------------------------------------------------------
                                   Face Amount    Market Value
Description                     ($ Thousands)(1) ($ Thousands)
----------------------------------------------------------------
  Government of Japan 5 Year
    Bond, Ser 31
    0.600%, 09/20/08                   500,000    $     4,918
  Government of Japan 5 Year
    Bond, Ser 39
    0.800%, 09/20/09                 1,800,000          17,752
                                                  ------------
                                                       177,940
                                                  ------------
LUXEMBOURG -- 0.4%
  Telecom Italia Finance, Ser E,
    MTN
    6.125%, 04/20/06                     2,840           4,035
                                                  ------------
NETHERLANDS -- 9.4%
  Arena, Ser 2003-1, Cl A2
    4.300%, 05/19/55                    10,500          14,890
  Deutsche Telekom International
    Finance
    8.125%, 05/29/12                     3,950           6,808
  E.ON International Finance,
    Ser E, MTN
    5.750%, 05/29/09                     6,515           9,768
  EADS Finance, Ser E, MTN
    4.625%, 03/03/10                     2,130           3,055
  Government of Netherlands
    7.500%, 01/15/23                     4,670           9,080
    3.750%, 07/15/09                    28,000          39,292
  Linde Finance
    6.000%, 07/03/13                     1,370           2,051
  Munich Re Finance
    6.750%, 06/21/23                     2,280           3,593
  Saecure, Ser A2
    5.710%, 11/25/07                     6,000           8,806
                                                  ------------
                                                        97,343
                                                  ------------
NEW ZEALAND -- 2.9%
  Government of New Zealand,
    Ser 709
    7.000%, 07/15/09                    39,390          29,538
                                                  ------------
SWEDEN -- 2.5%
  Kingdom of Sweden, Ser 1043
    5.000%, 01/28/09                    95,060          15,307
  Nordea Bank
    6.000%, 12/13/10                     7,700          10,791
                                                  ------------
                                                        26,098
                                                  ------------
UNITED KINGDOM -- 15.8%
  Aviva
    5.700%, 09/29/49        EUR          1,900           2,868
   Bank of Scotland, Ser E,
     MTN
    6.125%, 02/05/13        EUR          2,630           4,133
    5.500%, 07/27/09        EUR          4,950           7,346
    5.500%, 10/29/12        EUR          2,390           3,607
  Chester Asset Receivables
    6.125%, 10/15/10        EUR         15,770          24,378
  Compass Group, Ser E, MTN
    6.000%, 05/29/09        EUR          2,410           3,599
  HSBC Capital Funding
    8.030%, 06/30/12        EUR          3,060           5,239
  Hilton Group Finance,
    Ser E, MTN
    6.500%, 07/17/09        EUR          1,150           1,759
  Imperial Tobacco Finance,
    Ser E, MTN
    6.250%, 06/06/07        EUR          1,510           2,204

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


International Fixed Income Fund
December 31, 2004

----------------------------------------------------------------
                                   Face Amount    Market Value
Description                     ($ Thousands)(1) ($ Thousands)
----------------------------------------------------------------
  MBNA Europe Funding,
    Ser E, MTN
    4.500%, 01/23/09        EUR          3,700    $      5,240
  NGG Finance
    6.125%, 08/23/11        EUR          3,820           5,900
  Permanent Financing
    5.100%, 06/11/07        EUR         10,200          14,599
  Royal Bank of Scotland
    Group
    6.770%, 03/31/05        EUR          7,410          10,175
  United Kingdom Treasury
    5.000%, 09/07/14                    18,000          35,799
    4.750%, 12/07/38                     1,630           3,327
    4.250%, 06/07/32                    11,180          20,849
  United Utilities Water,
    Ser E, MTN
    6.625%, 11/08/07        EUR          7,800           1,644
                                                  ------------
                                                       162,666
                                                  ------------
UNITED STATES -- 4.5%
  Chase Credit Card Master
    Trust, Ser 1998-4
    5.000%, 08/15/08        EUR          7,200          10,431
  Citibank Credit Card
    Issurance Trust
    5.375%, 04/10/13        EUR          6,800          10,179
  Ford Motor Credit, Ser E,
    MTN
    6.750%, 01/14/08        EUR          2,650           3,866
  General Motors
    8.375%, 07/05/33        EUR          1,500           2,201
  Goldman Sachs Group
    5.125%, 04/24/13        EUR            810           1,188
  Honda Auto Receivable
    Owners Trust,
    Ser 2004-2, Cl A1
    1.630%, 07/15/05        EUR          4,880           4,875
  MBNA Credit Card Master
    Trust, Ser 2002-A2, Cl A
    5.600%, 07/17/14        EUR          6,650          10,113
  Zurich Finance USA,
    Ser E, MTN
    5.750%, 10/02/23        EUR          2,450           3,628
                                                  ------------
                                                        46,481
                                                  ------------
Total Global Bonds
  (Cost $671,923) ($ Thousands)                        775,813
                                                  ------------

U.S. TREASURY OBLIGATIONS -- 16.9%
 U.S Treasury Bills (C)
    2.132%, 03/17/05 (A)                40,000          39,830
    2.089%, 01/18/05                    40,000          39,965
    2.033%, 03/03/05 (A)                40,000          39,864
    1.956%, 02/03/05 (A)                43,000          42,931
  U.S. Treasury Bonds (A)
    5.375%, 02/15/31                     3,340           3,612
  U.S. Treasury Inflationary Index
    Notes (A)
    3.375%, 04/15/32                     6,091           8,060
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $173,976) ($ Thousands)                        174,262
                                                  ------------

CORPORATE OBLIGATIONS (B)(D) -- 6.2%
UNITED STATES -- 6.2%
  Allstate Life Global Funding II
    2.392%, 01/18/05                     4,642           4,642
  American General Finance
    2.403%, 01/06/06                     4,421           4,421
----------------------------------------------------------------
                                   Face Amount    Market Value
Description                     ($ Thousands)(1) ($ Thousands)
----------------------------------------------------------------
  Blue Heron Funding, Ser 6A, Cl 1
    2.453%, 05/18/05                     4,421    $      4,421
  CCN Independence IV
    2.472%, 07/15/05                     3,315           3,315
  CIT Group
    2.136%, 07/29/05                     2,519           2,525
  Countrywide Home Loans
    2.640%, 06/23/05                     4,641           4,641
    2.528%, 11/30/05                       884             884
  Harwood Street Funding I,
    Ser 2004-1A, Cl Note
    2.460%, 09/20/05                     3,316           3,316
  K2 MTN
    2.485%, 12/12/05                     1,326           1,325
  Morgan Stanley
    2.331%, 02/06/06                     3,316           3,316
  RMAC, Ser 2004-NS2A, Cl A1
    2.380%, 06/12/05                     4,205           4,205
  SLM
    2.410%, 01/20/06                     5,526           5,526
  Saturn Ventures II
    2.422%, 02/07/05                     3,979           3,979
  Sigma Finance
    2.279%, 01/04/05                     4,642           4,642
  Wachovia Auto Owner Trust,
    Ser 2004-A, Cl A1
    2.710%, 06/20/05                       260             260
  Washington Mutual Bank
    2.310%, 08/18/05                     3,979           3,979
  White Pine Finance
    2.396%, 03/11/05                     4,642           4,641
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMA
    2.520%, 03/15/05                     3,979           3,979
                                                  ------------
Total Corporate Obligations
  (Cost $64,017) ($ Thousands)                          64,017
                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.4%
UNITED STATES -- 2.4%
  FHLMC (C)
    2.274%, 01/25/05                    20,000          19,973
  SLMA
    3.800%, 06/17/10                     3,500           4,786
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $23,700) ($ Thousands)                          24,759
                                                  ------------

COMMERCIAL PAPER (B)(C)-- 1.6%
UNITED STATES -- 1.6%
  CPI Funding
    2.521%, 01/07/05                     3,131           3,129
  Golden Fish
    2.393%, 01/18/05                     6,658           6,650
  TMC
    2.321%, 01/05/05                     6,631           6,630
                                                  ------------
Total Commercial Paper
  (Cost $16,409) ($ Thousands)                          16,409
                                                  ------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


International Fixed Income Fund
December 31, 2004

----------------------------------------------------------------
                                   Face Amount    Market Value
Description                     ($ Thousands)(1) ($ Thousands)
----------------------------------------------------------------
MASTER NOTE (B) -- 0.4%
UNITED STATES -- 0.4%
  Bear Stearns
    2.488%, 01/03/05                     4,421    $      4,421
                                                  ------------
Total Master Note
  (Cost $4,421) ($ Thousands)                            4,421
                                                  ------------

REPURCHASE AGREEMENTS (B) -- 5.1%
Barclays Capital
  2.250%, dated 12/31/04, to
  be repurchased on 01/03/05,
  repurchase price $7,881,648
  (collateralized by various
  FNMA obligations, ranging in
  par value $413,350-$631,077,
  1.130%-7.625%, 01/07/15-11/15/12;
  with total market value $8,038,017)    7,880           7,880
Goldman Sachs Group
  2.230%, dated 12/31/04, to
  be repurchased on 01/03/05,
  repurchase price $44,216,743
  (collateralized by various
  U.S. Treasury obligations,
  ranging in par value
  $18,362,454-$27,057,829;
  2.000%-2.500%, 05/15/06-05/31/06;
  with total market value
  $45,092,382)                          44,209          44,209
                                                  ------------
Total Repurchase Agreements
  (Cost $52,089) ($ Thousands)                          52,089
                                                  ------------

Total Investments -- 107.7%
  (Cost $1,006,535)+ ($ Thousands)                $  1,111,770
                                                  ============

         Percentages are based on Net Assets of $1,032,499,975.

(1)      In local currency unless otherwise indicated.

(A) This security or a partial position of this security is on loan at December 31, 2004. The total value of securities on loan at December 31, 2004 was $133,538,800.

(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2004 was $136,936,250.

(C)      The rate reported is the effective yield at time of purchase.

(D) Floating Rate Security -- the rate reflected on the Schedule of Investments is the rate in effect on December 31, 2004.

Cl       -- Class
EUR      -- Euro
FHLMC    -- Federal Home Loan Mortgage Corporation
FNMA     -- Federal National Mortgage Association
MTN      -- Medium Term Note
Ser      -- Series
SLMA     -- Student Loan Marketing Association

+ At December 31, 2004, the tax basis cost of the Fund's investments was $1,006,534,861, and the unrealized appreciation and depreciation were $105,423,596 and $(188,347), respectively.

         For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


International Fixed Income Fund
December 31, 2004

The following forward foreign currency contracts were outstanding at December 31, 2004:
------------------------------------------------------------------------------------------------------------------
                                                                                                     Unrealized
Maturity              Currency to                       Currency to                                 Appreciation/
Date                   Deliver                            Receive               Contract Value     (Depreciation)
------------------------------------------------------------------------------------------------------------------
02/23/05    EUR          1,860,000            AUD          3,279,180                $2,559,389           $30,347

02/23/05    USD          6,801,827            AUD          9,220,753                 7,196,768           394,941

02/23/05    EUR          2,190,000            CAD          3,643,503                 3,040,924            63,181

02/23/05    USD         28,750,863            CAD         35,180,418                29,362,119           611,256

02/23/05    EUR         24,810,000            CHF         37,469,604                33,042,675         (691,483)

02/23/05    CHF         36,490,313            EUR         23,880,000                32,469,638           290,552

02/23/05    GBP         17,081,040            EUR         24,325,877                33,075,897           393,190

02/23/05    JPY     22,222,983,290            EUR        163,130,000               221,807,872         4,128,795

02/23/05    SEK        163,270,898            EUR         18,330,000                24,923,302           326,705

02/23/05    USD        292,485,653            EUR        222,911,595               303,092,911        10,607,257

02/23/05    EUR         26,332,795            GBP         18,340,000                35,091,590         (713,113)

02/23/05    USD         95,199,838            GBP         50,894,044                97,380,203         2,180,365

01/19/05    EUR          1,920,000            ISK        161,479,680                 2,620,693            10,807

01/19/05    USD         13,245,005            ISK        835,023,017                13,551,791           306,786

02/23/05    EUR        181,800,000            JPY     24,640,924,520               241,363,351       (5,830,122)

02/23/05    USD        199,458,385            JPY     21,099,096,064               206,670,351         7,211,966

01/19/05    USD         15,417,669            KRW     16,442,944,113                15,878,458           460,789

02/23/05    EUR          1,510,000            NOK         12,507,028                 2,068,171            15,024

02/23/05    USD         30,476,767            NZD         42,864,651                30,767,528           290,761

02/23/05    USD         17,134,877            PZL         59,086,195                19,632,027         2,497,151

02/23/05    EUR         54,910,000            SEK        492,959,012                74,263,783         (397,348)

02/23/05    AUD          3,310,000            USD          2,534,873                 2,583,444          (48,571)

02/23/05    CHF            898,274            USD            750,000                   792,146          (42,146)

02/23/05    DKK         19,544,540            USD          3,352,408                 3,573,580         (221,172)

02/23/05    EUR        162,521,464            USD        212,847,665               220,980,446       (8,132,782)

02/23/05    GBP         43,409,793            USD         83,083,469                83,059,905            23,563

01/19/05    ISK        454,456,681            USD          7,161,309                 7,375,487         (214,178)

02/23/05    JPY      9,822,412,485            USD         95,612,308                96,212,721         (600,413)

02/23/05    NZD         80,634,079            USD         54,404,216                57,877,790       (3,473,574)

02/23/05    SEK         39,388,848            USD          5,551,165                 5,933,891         (382,725)
                                                                               ----------------     -------------
                                                                                $1,908,248,851        $9,095,809
                                                                               ================     =============

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


International Fixed Income Fund
December 31, 2004

CURRENCY LEGEND
AUD -- Australian Dollar           GBP -- British Pound Sterling              NZD -- New Zealand Dollar
CAD -- Canadian Dollar             ISK -- Iceland Krona                       PZL -- Polish Zloty
CHF -- Swiss Franc                 JPY -- Japanese Yen                        SEK -- Swedish Krona
DKK -- Danish Krone                KRW -- South Korean Won                    USD -- U.S. Dollar
EUR -- Euro                        NOK -- Norwegian Krone


The Fund had future contracts open as of December 31, 2004:

--------------------------------------------------------------------------------------------
                                                                                 Unrealized
                                                                              Appreciation/
Contract                          Number of   Contract Value    Expiration   (Depreciation)
Description                       Contracts    ($ Thousands)          Date    ($ Thousands)
--------------------------------------------------------------------------------------------
British 10 Year Long Bond               281        $ 60,1856    March 2005           $  303
Euro-BOBL Short Bond                     56            8,594    March 2005               63
Euro-BUND Long Bond                     292           47,068    March 2005            (418)
U.S. 5 Year Short Bond                   15            1,688    March 2005             (17)
U.S. 5 Year Short Note                1,113          121,908    March 2005            (113)
U.S. 10 Year Short Note                 210           23,507    March 2005                5
                                                                            ----------------
                                                                                     $  177
                                                                            ================




--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
December 31, 2004

----------------------------------------------------------------
                                   Face Amount    Market Value
Description                     ($ Thousands)(1) ($ Thousands)
----------------------------------------------------------------
GLOBAL BONDS -- 86.5%
ARGENTINA -- 2.4%
  Banco De Galicia
    11.000%, 01/01/19           $          508    $        479
    3.000%, 01/01/14                     3,269           2,517
  Ciesa (B)
    0.000%, 04/22/02        BRL         12,600           5,418
  Empressa Distribuidora de
    Electricidad de Mendoza,
    Ser E, MTN (B)
    0.000%, 01/10/03                     5,000           1,750
  Republic of Argentina,
    Ser L-GL (B)
    3.500%, 03/31/23                     9,775           5,474
  Republic of Argentina,
    Ser L-GP (B)
    0.000%, 03/31/23                     7,875           4,410
                                                  ------------
                                                        20,048
                                                  ------------
BRAZIL -- 18.9%
  Federal Republic of Brazil
    12.250%, 03/06/30                   32,141          42,265
    11.000%, 01/11/12 (E)                3,250           3,946
    11.000%, 08/17/40                   20,768          24,641
    10.500%, 07/14/14                    2,775           3,288
    10.125%, 05/15/27 (E)               11,110          12,649
    9.250%, 10/22/10                     2,270           2,538
    8.875%, 04/15/24                     3,700           3,830
    8.250%, 01/20/34                       710             691
    7.720%, 06/29/09                       440             518
    3.023%, 04/15/09 (C)                 5,331           5,158
  Federal Republic of Brazil,
    Ser 15YR (C) (E)
    3.125%, 04/15/09                       860             850
  Federal Republic of Brazil,
    Ser 18YR (C)
    3.125%, 04/15/12                    21,035          20,036
  Federal Republic of Brazil,
    Ser 20YR (E)
    8.000%, 04/15/14                    35,340          36,135
                                                  ------------
                                                       156,545
                                                  ------------
BULGARIA -- 0.4%
  Republic of Bulgaria
    Registered
    8.250%, 01/15/15                     1,200           1,507
  Republic of Bulgaria,
    Ser A (C)
    2.750%, 07/28/12                     1,581           1,580
                                                  ------------
                                                         3,087
                                                  ------------
CHILE -- 0.7%
  Republic of Chile
    7.125%, 01/11/12                     5,375           6,170
COLOMBIA -- 4.8%
  Republic of Colombia
    11.750%, 02/25/20 (E)               13,070          16,860
    10.750%, 01/15/13                    4,250           5,079
    10.375%, 01/28/33 (E)                6,900           7,969
    10.000%, 01/23/12                    2,050           2,352
    8.700%, 02/15/16                     2,420           2,502
    8.375%, 02/15/27                     1,750           1,698
    8.125%, 05/21/24                       425             412
    7.625%, 02/15/07                     2,950           3,157
                                                  ------------
                                                        40,029
                                                  ------------
----------------------------------------------------------------
                                   Face Amount    Market Value
Description                     ($ Thousands)(1) ($ Thousands)
----------------------------------------------------------------
COSTA RICA -- 0.3%
  Government of Costa Rica (A)
    9.995%, 08/01/20            $        2,200    $      2,436
ECUADOR -- 2.1%
  Republic of Ecuador
    Registered
    12.000%, 11/15/12                   12,995          13,320
    8.000%, 08/15/30                     4,206           3,659
                                                  ------------
                                                        16,979
                                                  ------------
EL SALVADOR -- 0.5%
  Republic of El Salvador
    7.750%, 01/24/23                     4,000           4,360
INDONESIA -- 1.4%
  Garuda Indonesia (C)
    3.060%, 12/31/07                     1,650           1,493
  Indah Kiat Finance
    Mauritius (B)
    10.000%, 07/01/07                    7,250           3,824
  Indonesia Recapatilization
    Bond
    12.250%, 07/15/07       IDR     23,200,000           2,687
    12.125%, 02/15/06       IDR     31,000,000           3,471
                                                  ------------
                                                        11,475
                                                  ------------
KAZAKHSTAN -- 0.7%
  Kazkommerts International (A)
    8.500%, 04/16/13                       450             470
    7.875%, 04/07/14                     1,000           1,000
  Kazkommerts International
    Registered
    8.500%, 04/16/13                     3,800           3,987
                                                  ------------
                                                         5,457
                                                  ------------
MACEDONIA -- 0.1%
  Government of Macedonia (C)
    2.654%, 07/13/12                       509             471
MALAYSIA -- 1.1%
  Government of Malaysia
    8.750%, 06/01/09                       800             949
    7.500%, 07/15/11                     2,725           3,185
  Petronas Capital
    7.875%, 05/22/22                     3,700           4,585
                                                  ------------
                                                         8,719
                                                  ------------
MEXICO -- 11.4%
  Cornhill, Ser 39 (B)
    0.000%, 01/30/00                     1,650           660
  Cornhill, Ser 46 (B)
    8.626%, 03/02/00                       150             60
  Pemex Project Funding
    Master Trust
    8.500%, 02/15/08                     3,750           4,219
    8.000%, 11/15/11                       500             576
  Petroleos Mexicanos (E)
    9.500%, 09/15/27                     7,350           9,188
  United Mexican States
    11.375%, 09/15/16 (E)               11,935          17,574
    8.125%, 12/30/19                     3,050           3,579
    6.625%, 03/03/15 (E)                26,475          28,434
    5.875%, 01/15/14 (E)                16,264          16,662
    5.500%, 02/17/20                     2,260           3,092


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
December 31, 2004

----------------------------------------------------------------
                                   Face Amount    Market Value
Description                     ($ Thousands)(1) ($ Thousands)
----------------------------------------------------------------
  United Mexican States, MTN
    8.300%, 08/15/31            $        3,235    $      3,791
    6.375%, 01/16/13                     6,475           6,896
                                                  ------------
                                                        94,731
                                                  ------------
NIGERIA -- 0.6%
  Central Bank of Nigeria
    6.250%, 11/15/20                     3,500           3,282
    5.092%, 01/05/10                     2,531           848
  Turanalem Finance
    8.000%, 03/24/14                       450             443
    7.875%, 06/02/10                       770             789
                                                  ------------
                                                         5,362
                                                  ------------
PANAMA -- 1.6%
  Republic of Panama
    9.625%, 02/08/11                     3,665           4,325
    9.375%, 01/16/23                     1,070           1,236
    8.875%, 09/30/27                     2,250           2,475
    7.250%, 03/15/15                     3,725           3,855
  Republic of Panama,
    Ser 18YR (C)
    2.750%, 07/17/14                       685             671
  Republic of Panama,
    Ser 20YR (C)
    2.750%, 07/17/16                       945             891
                                                  ------------
                                                        13,453
                                                  ------------
PERU -- 2.2%
  Republic of Peru
    9.875%, 02/06/15                     2,575           3,180
    8.750%, 11/21/33                     2,000           2,170
    8.375%, 05/03/16                     1,875           2,100
  Republic of Peru FLIRB,
    Ser 20YR (C) (E)
    4.500%, 03/07/17                     6,930           6,480
  Republic of Peru,
    Ser 20YR (C)
    5.000%, 03/07/17                     4,237           4,025
                                                  ------------
                                                        17,955
                                                  ------------
PHILIPPINES -- 3.4%
  Philippine Airlines (B)
    0.000%, 06/07/11                     3,776           1,322
  Republic of Philippines (E)
    10.625%, 03/16/25                   16,595          17,736
    9.375%, 01/18/17                     6,300           6,544
    9.000%, 02/15/13                     2,700           2,754
                                                  ------------
                                                        28,356
                                                  ------------
POLAND -- 0.4%
  Government of Poland
    6.000%, 05/24/09                    10,800          3,589
ROMANIA -- 0.1%
  Romania Treasury Bills (G)
    12.248%, 03/03/05               24,000,000             804
RUSSIA -- 17.2%
  Aries Vermogensverwaltungs
    (A)
    9.600%, 10/25/14                     9,675          11,900
  Russian Federation
    12.750%, 06/24/28                   10,795          17,707
    11.000%, 07/24/18                   10,535          14,644
    8.250%, 03/31/10 (E)                12,175          13,415


----------------------------------------------------------------
                                   Face Amount    Market Value
Description                     ($ Thousands)(1) ($ Thousands)
----------------------------------------------------------------
    5.000%, 03/31/30 (C)        $       81,745    $     84,300

                                                  ------------
                                                       141,966
                                                  ------------
SOUTH AFRICA -- 0.9%
  Republic of South Africa
    9.125%, 05/19/09                     2,325           2,755
    6.500%, 06/02/14                     4,575           5,010
                                                  ------------
                                                         7,765
                                                  ------------
SOUTH KOREA -- 0.6%
  Hynix Semiconductor
    6.500%, 01/04/05        KRW      6,900,000           4,999

    6.000%, 12/31/06        KRW         89,000              64
                                                  ------------
                                                         5,063
                                                  ------------
TURKEY -- 6.0%
  Republic of Turkey Global Bond
    27.518%, 10/05/05 (D)   TRL  7,700,000,000           4,939
    23.967%, 04/27/05 (D)   TRL  3,500,000,000           2,450
    22.319%, 08/24/05 (D)   TRL  4,300,000,000           2,819
    12.375%, 06/15/09                      500             628
    11.875%, 01/15/30                    9,445          13,586
    11.750%, 06/15/10                    1,150           1,443
    11.500%, 01/23/12                   11,500          14,778
    11.000%, 01/14/13                    3,095           3,920
    9.500%, 01/15/14 (E)                 4,175           4,921
                                                  ------------
                                                        49,484
                                                  ------------
UKRAINE -- 1.5%
  Government of Ukraine (A)
    6.875%, 03/04/11                     3,880           3,978
  Government of Ukraine
    Registered
    11.000%, 03/15/07                    2,380           2,553
    7.650%, 06/11/13                     5,395           5,762
                                                  ------------
                                                        12,293
                                                  ------------
URUGUAY -- 2.5%
  Republic of Uruguay
    10.500%, 10/20/06       UYU         22,400             996
    7.875%, 01/15/33                     4,661           4,136
    7.500%, 03/15/15                    15,641          15,289
                                                  ------------
                                                        20,421
                                                  ------------
VENEZUELA -- 4.7%
  Government of Venezuela
    10.750%, 09/19/13                    3,815           4,568
    9.375%, 01/13/34                     2,275           2,407
    9.250%, 09/15/27                    11,960          12,618
    8.500%, 10/08/14                     7,669           8,129
    5.375%, 08/07/10 (E)                 6,560           6,084
    3.090%, 04/20/11                     4,870           4,420
  Government of Venezuela,
    Ser A (C)
    6.750%, 03/31/20                       725             714
                                                  ------------
                                                        38,940
                                                  ------------
Total Global Bonds
  (Cost $628,997) ($ Thousands)                        715,958
                                                  ------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
December 31, 2004

----------------------------------------------------------------
                                   Face Amount    Market Value
Description                     ($ Thousands)(1) ($ Thousands)
----------------------------------------------------------------
CORPORATE OBLIGATIONS (C)(F) -- 8.3%
UNITED STATES -- 8.3%
  Allstate Life Global
    Funding II
    2.392%, 01/18/05            $        4,978    $      4,978
  American General Finance
    2.403%, 01/06/06                     4,741           4,741
  Blue Heron Funding, Ser 6A, Cl 1
    2.453%, 05/18/05                     4,741           4,741
  CCN Independence IV
    2.472%, 07/15/05                     3,556           3,556
  CIT Group
    2.136%, 07/29/05                     2,701           2,708
  Countrywide Home Loans
    2.640%, 06/23/05                     4,978           4,977
    2.528%, 11/30/05                       948             948
  Harwood Street Funding I,
    Ser 2004-1A, Cl Note
    2.460%, 09/20/05                     3,556           3,556
  K2 MTN
    2.485%, 12/12/05                     1,422           1,422
  Morgan Stanley
    2.331%, 02/06/06                     3,556           3,556
  RMAC, Ser 2004-NS2A, Cl A1
    2.380%, 06/12/05                     4,510           4,510
  SLM
    2.410%, 01/20/06                     5,926           5,926
  Saturn Ventures II
    2.422%, 02/07/05                     4,267           4,267
  Sigma Finance
    2.279%, 01/04/05                     4,978           4,978
  Wachovia Auto Owner Trust,
    Ser 2004-A, Cl A1
    2.710%, 06/20/05                       279             279
  Washington Mutual Bank
    2.310%, 08/18/05                     4,267           4,267
  White Pine Finance
    2.396%, 03/11/05                     4,978           4,978
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMA
    2.520%, 03/15/05                     4,267           4,267
                                                  ------------
Total Corporate Obligations
  (Cost $68,655) ($ Thousands)                          68,655
                                                  ------------
LOAN PARTICIPATIONS -- 4.7%
ALGERIA -- 0.3%
  Republic of Algeria
    (Counterparty: Credit
    Suisse First Boston) (C)
    2.813%, 03/04/10                     2,907           2,864
ARGENTINA -- 0.7%
  Ciesa (Counterparty: Bank
    of America) (B)
    0.000%, 04/22/02                     3,400           1,462
  Edesa USD Promissory Notes
    (Counterparty: Bank of
    America) (B) (G)
    0.446%, 12/31/49                     3,300           2,607
  Edesa USD Promissory Notes
    (Counterparty: Citigroup
    Global Markets) (B) (G)
    1.290%, 12/31/49                     2,000           1,580
                                                  ------------
                                                         5,649
                                                  ------------
----------------------------------------------------------------
                                   Face Amount    Market Value
Description                     ($ Thousands)(1) ($ Thousands)
----------------------------------------------------------------
INDONESIA -- 1.0%
  Indonesia Standby Loan 94
    (Counterparty: Deutsche
    Bank) (C)
    2.875%, 12/31/49            $        6,512    $      5,730
  PKN Tranche D Secured Short
    Term, Ser 1 (Counterparty:
    Citibank)*
    0.000%, 02/10/05                       401             397
  PKN Tranche D Secured Short
    Term, Ser 2 (Counterparty:
    Citibank)
    0.000%, 02/10/05                       377             373
  PKN Tranche Loan A
    (Counterparty: Citigroup
    Global Markets)
    0.000%, 06/30/11                     1,533           1,457
  PKN Tranche Loan B
    (Counterparty: Citigroup
    Global Markets)
    0.000%, 05/01/11                     4,200             345
                                                  ------------
                                                         8,302
                                                  ------------
MEXICO -- 0.7%
  Altos Hornos, Promissory
    Note # 5 (Counterparty:
    Credit Suisse First
    Boston) (B)
    0.000%, 04/29/99                     2,500           1,000
  Altos Hornos, Promissory
    Note # 6 (Counterparty:
    Credit Suisse First
    Boston) (B)
    0.000%, 04/29/99                     2,500           1,000
  Altos Hornos, Promissory
    Note (Counterparty:
    Deutche Bank) (B)
    2.340%, 12/31/49                     4,500           1,575
  Altos Hornos, Tranche A
    (Counterparty: Banc of
    America) (B)
    0.000%, 04/11/04                     6,540           2,616
                                                  ------------
                                                         6,191
                                                  ------------
MOROCCO -- 0.4%
  Kingdom of Morocco, Ser A
    (Counterparties: Credit
    Suisse First Boston,
    J.P. Morgan, Merrill
    Lynch) (C)
    2.781%, 01/02/09                     3,019           2,951
SINGAPORE -- 0.6%
  C2C Loan (Counterparty:
    Deutsche Bank) (B) (G)
    11.113%, 12/31/10                   10,800           4,860
THAILAND -- 1.0%
  TPI JPY Loan (Counterparty:
    Deutsche Bank) (B) (G)
    2.059%, 12/31/49                   354,231           2,835
  TPI SYN Loan (Counterparty:
    Banc of America) (B) (G)
    0.916%, 12/31/49                     6,455           5,293
                                                  ------------
                                                         8,128
                                                  ------------
Total Loan Participations
  (Cost $31,740) ($ Thousands)                          38,945
                                                  ------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
December 31, 2004

----------------------------------------------------------------
                             Shares/Face Amount   Market Value
Description                     ($ Thousands)     ($ Thousands)
----------------------------------------------------------------
COMMERCIAL PAPER (F)(G) -- 2.1%
UNITED STATES -- 2.1%
  CPI Funding
    2.521%, 01/07/05            $        3,358    $      3,356
  Golden Fish
    2.393%, 01/18/05                     7,140           7,132
  TMC
    2.321%, 01/05/05                     7,112           7,110
                                                  ------------
Total Commercial Paper
  (Cost $17,598) ($ Thousands)                          17,598
                                                  ------------
U.S. TREASURY OBLIGATION (G) -- 0.8%
UNITED STATES -- 0.8%
  U.S. Treasury Bills
    1.150%, 01/13/05                     6,968           6,965
                                                  ------------
Total U.S. Treasury Obligation
  (Cost $6,965) ($ Thousands)                            6,965
                                                  ------------
MASTER NOTE (F) -- 0.6%
  Bear Stearns
    2.488%, 01/03/05                     4,741           4,741
                                                  ------------
Total Master Note
  (Cost $4,741) ($ Thousands)                            4,741
                                                  ------------
PREFERRED STOCK -- 0.1%
ARGENTINA -- 0.1%
Grupo Financiero Galicia*              639,000             533
                                                  ------------
Total Preferred Stock
  (Cost $182) ($ Thousands)                                533
                                                  ------------
COMMON STOCK -- 0.0%
INDONESIA -- 0.0%
  PKN Tranche C Equity                  24,929              --
                                                  ------------
THAILAND -- 0.0%
  TPI Equity (Counterparty:
    Banc of America)                12,716,611              --
  TPI Equity (Counterparty:
    Deutsche Bank)                   1,812,834              --
                                                  ------------
                                                            --
                                                  ------------
Total Common Stock
  (Cost $0)($ Thousands)                                    --
                                                  ------------
WARRANTS -- 0.0%
NIGERIA -- 0.0%
Central Bank of Nigeria,
  Expires 11/15/20 (H)*                  2,000              --
                                                  ------------
Total Warrants
  (Cost $0)($ Thousands)                                    --
                                                  ------------

----------------------------------------------------------------
                             Shares/Face Amount   Market Value
Description                     ($ Thousands)     ($ Thousands)
----------------------------------------------------------------
RIGHTS -- 0.0%
  Government of Venezuela Par,
    Expires 04/15/20 (H)*                  215    $         --
                                                  ------------
Total Rights
  (Cost $39)($ Thousands)                                   --
                                                  ------------

REPURCHASE AGREEMENTS (F) -- 6.7%
Barclays Capital
  2.250%, dated 12/31/04, to
  be repurchased on 01/03/05,
  repurchase price $8,452,601
  (collateralized by various
  FNMA obligations, ranging in
  par value $443,293-$676,792,
  1.130%-7.625%, 01/07/05-
  11/15/12; with total market
  value $8,620,299)             $        8,451           8,451
Goldman Sachs Group
  2.230%, dated 12/31/04, to
  be repurchased on 01/03/05,
  repurchase price $47,419,843
  (collateralized by various
  U.S. Treasury obligations,
  ranging in par value
  $19,692,496-$29,017,922,
  2.000%-2.500%, 05/15/06-
  05/31/06/; with total market
  value $48,359,396)                    47,411          47,411
                                                  ------------
Total Repurchase Agreements
  (Cost $55,862) ($ Thousands)                          55,862
                                                  ------------
Total Investments -- 109.8%
  (Cost $814,779)+ ($ Thousands)                  $    909,257
                                                  ============

         Percentages are based on Net Assets of $827,871,875.

*        Non-Income Producing Security

(1)      In U.S. dollars unless otherwise indicated.

(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of December 31, 2004, the total value of these securities was $15,807,000, representing 1.91% of the Fund's net assets.

(B)      Security in default on interest payments.

(C) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on December 31, 2004.

(D) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.

(E) This security or a partial position of this security is on loan at December 31, 2004. The total value of securities on loan at December 31, 2004 was $142,421,777.

(F) This security was purchased on cash collateral held from securities lending. The total value of such securities as of December 31, 2004 was $146,856,034.

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

________________________________________________________________

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
December 31, 2004

________________________________________________________________________________
Description
________________________________________________________________________________
(G)      The rate reported is the effective yield at time of purchase.

(H) Securities are fair valued at $0 and represent 0.00% of net assets.

BRL      -- Brazilian Real
Cl       -- Class
FLIRB    -- Front Loaded Interest Reduction Bond
FNMA     -- Federal National Mortgage Association
IDR      -- Indonesian Rupiah
KRW      -- South Korean Won
MTN      -- Medium term note
Ser      -- Series
TRL      -- Turkish Lira
UYU      -- Uruguay Peso

________________________________________________________________________________
Description
________________________________________________________________________________
          Amounts designated as "-" are either $0 or have been rounded to $0.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $814,779,366, and the unrealized appreciation and depreciation were $96,420,334 and $(1,942,947), respectively.

          For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following forward foreign currency contracts were outstanding at December 31, 2004:

---------------------------------------------------------------------------------------------------------------------------------

                                                                    Currency to           Contract                   Unrealized

Maturity Date                  Currency to Deliver                      Receive              Value   Appreciation/(Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT FUND:

01/04/05-12/01/05    USD               23,625,565       BRL          66,806,400        $24,827,612                   $1,202,046

01/06/05             USD                6,786,045       CZK         155,091,000          6,949,043                      162,998

01/18/05             USD                1,450,291       EUR           1,178,553          1,602,020                      151,729

01/18/05             USD                  500,000       JPY          54,402,500            531,503                       31,503

02/03/05-02/18/05    USD                8,452,066       KRW       8,976,350,000          8,665,266                      213,200

01/19/05             USD                1,600,000       MXP          17,898,000          1,601,400                        1,400

01/27/05-01/31/05    USD                8,217,648       PLZ          28,059,837          9,347,193                    1,129,545

03/09/05-12/01/05    USD                7,620,000       RUB         219,062,000          7,901,680                      281,680

03/22/05             USD                3,362,395       ZAR          19,642,100          3,453,418                       91,023

01/04/05             BRL               36,009,300       USD          13,278,832         13,557,718                    (278,886)

01/06/05             CZK               77,545,500       USD           3,386,266          3,472,883                     (86,617)

01/18/05             EUR                1,178,553       USD           1,432,708          1,602,020                    (169,312)

01/18/05             JPY              269,954,200       USD           2,488,552          2,637,405                    (148,853)

02/03/05             KRW            1,763,250,000       USD           1,570,614          1,702,143                    (131,529)

01/27/05             PZL               16,404,389       USD           5,123,518          5,465,078                    (341,561)

03/09/05             RUB              124,270,000       USD           4,136,818          4,496,184                    (359,366)

01/13/05             TRL          501,768,000,000       USD             342,738            372,093                     (29,356)
                                                                                    ---------------    -------------------------
                                                                                       $98,184,659                   $1,719,644
                                                                                    ===============    =========================

CURRENCY LEGEND
BRL -- Brazilian Real     KRW -- South Korean Won      TRL -- Turkish Lira
CZK -- Czech Koruna       MXP -- Mexican Peso          USD -- U.S. Dollar
EUR -- Euro               PLZ -- Polish Zloty          ZAR -- South African Rand
JPY-- Japanese Yen        RUB -- Russian Ruble




--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2004

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Institutional International Trust

By (Signature and Title)*                      /s/ Edward D. Loughlin
                                               ----------------------
                                               Edward D. Loughlin
                                               Chief Executive Officer

Date:  February 16, 2005






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Edward D. Loughlin
                                               ----------------------
                                               Edward D. Loughlin
                                               Chief Executive Officer

Date: February 16, 2005


By (Signature and Title)*                      /s/ Peter (Pedro) A. Rodriguez
                                               ------------------------------
                                               Peter (Pedro) A. Rodriguez
                                               Chief Financial Officer

Date: February 16, 2005

* Print the name and title of each signing officer under his or her signature.